SHARE CAPITAL (Tables)	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
DT Cloud Star Acquisition Corp [Member]
Subsidiary or Equity Method Investee [Line Items]
SCHEDULE OF OPTION ACTIVITY
SCHEDULE OF WARRANT ACTIVITY
PRIMEGEN US, INC. [Member]
Subsidiary or Equity Method Investee [Line Items]
SCHEDULE OF OPTION ACTIVITY

The following table summarizes the option activity for the six months ended June 30, 2026.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Options	Price	(Years)	Value

Outstanding at January 1, 2026	13,300,000	$0.02	8.72	$11,708,110
Exercised	-		-
Outstanding at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

Vested and expected to vest at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

Exercisable at June 30, 2026	13,300,000	$0.02	8.22	$106,137,990

The following table summarizes the option activity for the year ended December 31, 2025 and 2024.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Options	Price	(Years)	Value

Outstanding at January 1, 2024	-	-	-	-
Granted	13,320,000	$0.02
Outstanding at December 31, 2024	13,320,000	$0.02	9.72	$11,725,716
Exercised	(20,000)	0.02		17,606
Outstanding at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

Vested and expected to vest at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

Exercisable at December 31, 2025	13,300,000	$0.02	8.72	$11,708,110

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes the warrant activity for the six months ended June 30, 2026.

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Warrants	Price	(Years)	Value

Outstanding at January 1, 2026	2,190,000	$0.90	8.47	$-
Granted	15,117,038	0.90		-
Forfeited	(167,500)	0.90		1,189,250
Outstanding at June 30, 2026	17,139,538	$0.90	4.03	$121,690,720

Vested and expected to vest at June 30, 2026	16,874,538	$0.90	4.05	$134,663,876

Exercisable at June 30, 2026	6,724,538	$0.90	4.83	$47,744,220

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
		Exercise	Life	Intrinsic
	Warrants	Price	(Years)	Value

Outstanding at January 1, 2025	-	$-	-	$-
Granted	2,190,000	0.90		-
Outstanding at December 31, 2025	2,190,000	$0.90	8.47	$-

Vested and expected to vest
at December 31, 2025	2,190,000	$0.90	8.47	$-

Exercisable at December 31, 2025	2,190,000	$0.90	8.47	$-